TRADE ACCOUNTS RECEIVABLE - Accounts receivable by aging (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	R$ 2,672,370	R$ 3,201,656
Impairment on financial assets, net of recoveries, as a percentage of net sales	0.05%	0.02%
Accumulated impairment losses
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	R$ (98,079)	R$ (158,157)
Current | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	2,226,121	2,362,408
Past due: Up to 30 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	381,999	792,569
Past due: From 31 to 60 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	58,972	63,294
Past due: From 61 to 90 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	30,202	10,133
Past due: From 91 to 180 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	15,384	22,261
Past due: From 181 to 360 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	16,739	26,003
Past due: Above 360 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable - net	R$ 41,032	R$ 83,145